Segment Information	12 Months Ended
Dec. 31, 2024
Segment Information [Abstract]
SEGMENT INFORMATION

5. SEGMENT INFORMATION

Beginning in the first quarter of 2024, Telesat modified its operating segments to align with changes to the internal reporting being provided to the CODM. The CODM is provided with information to review the operating results, assess performance of the operations and make capital allocation decisions at the operating segment level comprising GEO and LEO. The accounting policies of the reportable segments are the same as those described in Notes 2 and 3, above.

The segment information regularly reviewed by the CODM and the reconciliation thereof to the net income (loss) as well as the capital expenditures by operating segment are included in the following tables:

For the year ended December 31, 2024	GEO	LEO	Other(3)	Consolidated
Revenue	$554,286	$16,758	$—	$571,044
Operating expenses, net of share-based compensation and non-recurring items(1)	(110,851)	(74,361)	(2,095)	(187,307)
Adjusted EBITDA(1)	$443,435	$(57,603)	$(2,095)	383,737
Share-based compensation				(17,557)
Non-recurring items(2)				(2,903)
Depreciation				(127,274)
Amortization				(11,337)
Other operating gains (losses), net				(264,931)
Operating income				(40,265)
Interest expense				(243,757)
Interest and other income				23,314
Gain on repurchase of debt				202,493
Gain (loss) on changes in fair value of financial instruments				(12,761)
Gain (loss) on foreign exchange				(244,527)
Income (loss) before income taxes				(315,503)
Tax (expense) recovery				13,037
Net income (loss)				$(302,466)
Capital expenditures	$4,136	$1,200,881	$—	$1,205,017
For the year ended December 31, 2023	GEO	LEO	Other(3)	Consolidated
Revenue	$693,219	$10,942	$—	$704,161
Operating expenses, net of share-based compensation and non-recurring items(1)	(114,075)	(53,921)	(2,463)	(170,459)
Adjusted EBITDA(1)	$579,144	$(42,979)	$(2,463)	533,702
Share-based compensation				(33,015)
Non-recurring items(2)				(1,078)
Depreciation				(182,669)
Amortization				(13,093)
Other operating gains (losses), net				264,999
Operating income				568,846
Interest expense				(270,350)
Interest and other income				66,532
Gain on repurchase of debt				230,080
Gain (loss) on foreign exchange				77,758
Income (loss) before income taxes				672,866
Tax (expense) recovery				(89,596)
Net income (loss)				$583,270
Capital expenditures	$16,688	$116,014	$—	$132,702
For the year ended December 31, 2022	GEO	LEO	Other(3)	Consolidated
Revenue	$726,285	$32,884	$—	$759,169
Operating expenses, net of share-based compensation and non-recurring items(1)	(121,034)	(67,015)	(3,201)	(191,250)
Adjusted EBITDA(1)	$605,251	$(34,131)	$(3,201)	567,919
Share-based compensation				(67,428)
Non-recurring items(2)				(311)
Depreciation				(188,755)
Amortization				(14,979)
Other operating gains (losses), net				7
Operating income				296,453
Interest expense				(221,756)
Interest and other income				23,476
Gain on repurchase of debt				106,916
Gain (loss) on changes in fair value of financial instruments				4,314
Gain (loss) on foreign exchange				(239,591)
Income (loss) before income taxes				(30,188)
Tax (expense) recovery				(51,409)
Net income (loss)				$(81,597)
Capital expenditures	$1,696	$54,787	$—	$56,483

(1)      The performance of each segment is evaluated by the CODM based on Adjusted EBITDA. Adjusted EBITDA is defined as operating income (excluding certain operating expenses such as share-based compensation expenses and unusual and non-recurring items, including restructuring related expenses) before interest expense, taxes, depreciation and amortization. Adjusted EBITDA margin is used to measure Telesat’s operating performance.

(2)      Non-recurring payments includes severance payments and special compensation and benefits for executives and employees.

(3)      Transactions that do not belong to a particular operating segment such as certain corporate entities are reported within “Other”.

Service Revenue

The Company derives revenue from the following services:

Broadcast — Direct-to-home television, video distribution and contribution, and occasional use services.

Enterprise — Telecommunication carrier and integrator, government, consumer broadband, resource, maritime and aeronautical, retail and satellite operator services.

Consulting and other — Consulting services related to space and earth segments, government studies, satellite control services, and research and development.

Consolidated

Revenue derived from the above services were as follows:

For the years ended December 31,	2024	2023	2022
Broadcast	$274,414	$331,842	$358,661
Enterprise(1)	267,768	348,823	376,126
Consulting and other(1)	28,862	23,496	24,382
Revenue	$571,044	$704,161	$759,169

Equipment sales included within the various services were as follows:

For the years ended December 31,	2024	2023	2022
Broadcast	$—	$16	$81
Enterprise	7,754	12,630	28,071
Revenue	$7,754	$12,646	$28,152

All revenue from equipment sales for the years ended December 31, 2024 and 2023 were from the GEO segment. For the year ended December 31, 2022, $20.0 million of equipment sales were from the LEO segment.

Operating Segments

Revenue derived from the GEO operating segment was as follows:

For the years ended December 31,	2024	2023	2022
Broadcast	$274,414	$331,842	$358,661
Enterprise(1)	267,768	348,823	356,100
Consulting and other(1)	12,104	12,554	11,524
Revenue	$554,286	$693,219	$726,285

Revenue derived from the LEO operating segment was as follows:

For the years ended December 31,	2024	2023	2022
Enterprise(1)	$—	$—	$20,026
Consulting and other(1)	16,758	10,942	12,858
Revenue	$16,758	$10,942	$32,884

(1)      Revenue between Enterprise and Consulting and other were reclassified to correspond to the presentation in the current year.

Geographic Information

Revenue by geographic regions was based on the point of origin of the revenue, which was the destination of the billing invoice, and was allocated as follows:

For the years ended December 31,	2024	2023	2022
Canada	$260,425	$324,226	$330,533
United States	210,628	245,328	289,946
Asia & Australia	31,984	50,651	45,082
Latin America & Caribbean	36,459	48,664	57,842
Europe, Middle East & Africa	31,548	35,292	35,766
Revenue	$571,044	$704,161	$759,169

For the years ended December 31, 2024, 2023 and 2022, revenue from the LEO segment was from the United States geographic region.

For disclosure purposes, the satellites and the intangible assets have been classified based on ownership. Satellites, property and other equipment and intangible assets by geographic regions were allocated as follows:

As at December 31,	2024	2023
Canada	$1,903,673	$782,639
United Kingdom	349,619	446,194
United States	14,964	18,035
Europe, Middle East & Africa (excluding United Kingdom)	7,427	11,395
All others	1,460	2,035
Satellites, property and other equipment	$2,277,143	1,260,298
As at December 31,	2024	2023
Canada	$477,221	$650,528
United States	7,896	25,999
Latin America & Caribbean	8,817	11,963
All others	3,532	4,266
Intangible assets	$497,466	$692,756

Other long-term assets by geographic regions were allocated as follows:

As at December 31	2024	2023
Canada	$516,507	$79,939
Other long-term assets	$516,507	$79,939

Goodwill was not allocated to geographic regions.

Major Customers

For the years ended December 31, 2024, 2023 and 2022 there were two significant customers each representing more than 10% of consolidated revenue.